Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (1,731,725)	$ (1,595,111)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	1,007,451	901,918
Provision for loan losses	1,722,277	2,746,000
Net gain on sale of securities available for sale	(514,758)	(403,712)
Other-than-temporary impairment of securities	262,437
Loss on sale of foreclosed assets	37,993	36,666
Writedowns of foreclosed real estate	763,358	351,680
(Gain) loss on sale of premises and equipment	7,453	(10,549)
Increase in dividends payable on preferred stock	(62,156)	(62,156)
Decrease in interest receivable	235,993	37,015
Decrease in interest payable	(16,528)	(104,282)
Net other operating activities	82,931	108,156
Net cash provided by operating activities	1,794,726	2,005,625
INVESTING ACTIVITIES
Purchases of securities available for sale	(38,068,420)	(42,396,521)
Proceeds from sales and paydowns of securities available for sale	36,641,601	37,371,320
Proceeds from maturities and calls of securities available for sale	1,010,000
Proceeds from sales of restricted equity securities	101,000	232,400
Net increase in interest-bearing deposits at other financial institutions	(91,613)	(180,543)
Net (increase) decrease in federal funds sold	(5,745,000)	135,000
Net (increase) decrease in loans	(815,266)	2,995,562
Capitalized costs on foreclosed real estate	(449,679)	(92,108)
Proceeds from sale of foreclosed real estate	163,281	31,749
Purchase of premises and equipment	(345,811)	(159,182)
Proceeds from disposal of premises and equipment	10,503	13,941
Net cash used in investing activities	(7,589,404)	(2,048,382)
FINANCING ACTIVITIES
Net increase in deposits	4,442,551	1,616,487
Proceeds from issuance of preferred stock	1,000,000
Proceeds from issuance of common stock from secondary stock offering	1,120,000	110,480
Proceeds from exercise of stock options	10,001
Net cash provided by financing activities	6,572,552	1,726,967
Net increase in cash and due from banks	777,874	1,684,210
Cash and due from banks at beginning of year	7,029,604	5,345,394
Cash and due from banks, end of period	7,807,478	7,029,604
Cash paid (received) for:
Interest	4,359,486	5,803,797
Income taxes
NONCASH TRANSACTIONS
Principal balances of loans transferred to foreclosed real estate	3,371,256	10,270,956
Financed sales of foreclosed real estate	$ 1,708,011	$ 708,607